Risks and Uncertainties (Tables)	12 Months Ended
Mar. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of Concentration of Risk by Customers

Garment manufacturing segment

	March 31, 2021	March 31, 2020
Customer A	98.4%	85.5%
Customer B	1.6%	Nil	%

The high concentration as at March 31, 2021 was mainly due to business development of a large distributor of garments. Management believes that should the Company lose any one of its major customers, it was able to sell similar products to other customers.

Logistics services segment

	March 31, 2021	March 31, 2020
Customer A	30.2%	22.4%
Customer B	16.6%	18.3%
Customer C	12.7%	3.8%
Customer D	5.5%	2.7%
Customer E	5.5%	Nil %

Schedule of Inventory Purchases from Suppliers

The following tables summarized the percentages of purchases from five largest suppliers of each of the reportable segment purchase for the years ended March 31, 2021 and 2020.

	Year ended
	March 31,
	2021	2020
Garment manufacturing segment	98.7%	92.7%
Logistics services segment	49.9%	25.6%
Property management and subleasing	100.0%	Nil	%
Epidemic prevention supplies	90.8%	Nil	%